Power project acquisition and development costs (Disclosure of power project acquisition and development costs) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Opening Balance	$ 7,175,580	$ 7,001,549	$ 6,163,504
Additions	421,373	342,323	424,420
Translation adjustment	628,056	(168,292)	413,625
Closing Balance	8,225,009	7,175,580	7,001,549
Development Costs [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Opening Balance	5,522,330	5,308,549	4,578,754
Additions	421,373	342,323	424,420
Translation adjustment	482,681	(128,542)	305,375
Closing Balance	6,426,384	5,522,330	5,308,549
Acquisition Costs [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Opening Balance	1,653,250	1,693,000	1,584,750
Additions	0	0	0
Translation adjustment	145,375	(39,750)	108,250
Closing Balance	$ 1,798,625	$ 1,653,250	$ 1,693,000